Risk management - Expected losses based on prospective information UK customers (Details) - Santander UK plc - scenario	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Number of prospective macroeconomic scenarios	5
Evolution projection period (in years)	5 years
PD percentage increase from initial recognition	100.00%
Minimum period of irregular positions to consider significant increase in risk	30 days
Maximum
Credit risk
Threshold percentage in determining classification of Stage 2	3.60%
Threshold percentage in determining classification of Stage 2	3.60%
Minimum
Credit risk
Threshold percentage in determining classification of Stage 2	0.30%
Threshold percentage in determining classification of Stage 2	0.30%
Mortgages
Credit risk
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	15.31%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(2.06%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	15.84%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(2.72%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(5.79%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	28.93%
Corporate
Credit risk
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	7.48%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(9.59%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	10.16%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(9.88%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(9.64%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	10.02%
Pessimistic scenario 3
Credit risk
Interest rate (as a percent)	(0.10%)
Unemployment rate (as a percent)	8.42%
Housing price growth (as a percent)	0.86%
GDP growth (as a percent)	0.28%
Percentage of weightings associated with the macroeconomic scenarios	10.00%	0.00%	0.00%
Pessimistic scenario 2
Credit risk
Interest rate (as a percent)	2.10%	2.60%
Unemployment rate (as a percent)	7.20%	7.29%
Housing price growth (as a percent)	0.89%	(0.07%)
GDP growth (as a percent)	1.79%	0.01%
Percentage of weightings associated with the macroeconomic scenarios	25.00%	15.00%	10.00%
Pessimistic scenario 1
Credit risk
Interest rate (as a percent)	0.26%	1.80%
Unemployment rate (as a percent)	5.98%	5.08%
Housing price growth (as a percent)	1.00%	(0.01%)
GDP growth (as a percent)	1.71%	0.01%
Percentage of weightings associated with the macroeconomic scenarios	15.00%	30.00%	30.00%
Base scenario
Credit risk
Interest rate (as a percent)	0.26%	0.85%
Unemployment rate (as a percent)	6.04%	4.03%
Housing price growth (as a percent)	1.14%	0.02%
GDP growth (as a percent)	3.62%	0.02%
Percentage of weightings associated with the macroeconomic scenarios	45.00%	40.00%	40.00%
Optimistic scenario 1
Credit risk
Interest rate (as a percent)	1.20%	1.75%
Unemployment rate (as a percent)	4.79%	3.14%
Housing price growth (as a percent)	1.08%	0.04%
GDP growth (as a percent)	3.07%	0.02%
Percentage of weightings associated with the macroeconomic scenarios	5.00%	10.00%	15.00%
Optimistic scenario 2
Credit risk
Interest rate (as a percent)		1.90%
Unemployment rate (as a percent)		2.57%
Housing price growth (as a percent)		0.06%
GDP growth (as a percent)		0.03%
Percentage of weightings associated with the macroeconomic scenarios	0.00%	5.00%	5.00%